Document and Entity Information	Jan. 06, 2020
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2018
Entity Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 06, 2020
Document Effective Date	Jan. 06, 2020
Prospectus Date	Mar. 01, 2019